Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Debt securities	$ 358,360	$ 363,475
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	358,358	363,473
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	358,235	363,259
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	358,233	363,257
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	125	216
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	125	216
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	357,354	362,521
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	357,354	362,521
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	961	905
Non investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	881	738
Non investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	80	167
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	45	49
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	45	49
Default [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0